VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

July 24, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: Voya Equity Trust

(File Nos. 333-56881; 811-08817)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 170 (the "Amendment") to the Registration Statement of Voya Equity Trust (the "Registrant"). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and shall become effective on September 30, 2020.

The Registrant is filing the Amendment for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza Ropes & Gray LLP